OTHER NON-CURRENT ASSETS (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2017	Dec. 31, 2016
OTHER NON-CURRENT ASSETS
Deposits for leases	¥ 100,291	¥ 62,985
Other deposits	15,500	15,000
Others	21,220	20,740
Total other non-current assets	¥ 137,011	¥ 98,725